REVENUES - Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Other assets	$ 8,076	$ 8,758
Brazil
Disclosure of geographical areas [line items]
Other assets	3,115	3,494
United Kingdom
Disclosure of geographical areas [line items]
Other assets	$ 4,961	$ 5,264